Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Minimum contractual future revenues
2026	$ 339,036
2027	260,287
2028	151,940
2029	93,032
2030	48,062
2031 and thereafter	37,485
Total	$ 929,842